FIRST TRUST EXCHANGE-TRADED FUND II

                          FIRST TRUST BICK INDEX FUND
            FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
     FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND
                   FIRST TRUST ISE CLOUD COMPUTING INDEX FUND
         FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND
            FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND


                         SUPPLEMENT DATED JUNE 11, 2014
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2014,
                      AS SUPPLEMENTED ON FEBRUARY 14, 2014


      Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded Fund II, with respect to the funds set forth above, the following disclosure replaces the last paragraph of the Additional Information section of the statement of additional information, as included in the supplement to the statement of additional information dated February 14, 2014:

          Policy Regarding Investment in Other Investment Companies. Each of First Trust BICK Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust ISE Cloud Computing Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust STOXX(R) European Select Dividend Index Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.


PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE